Vanguard® U.S. Quality Factor ETF
Schedule of Investments (unaudited)
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (1.5%)
	Fastenal Co.	47,278	2,177
	Avery Dennison Corp.	7,207	1,415
	CF Industries Holdings Inc.	7,368	733
	Southern Copper Corp.	2,580	563
	Cabot Corp.	6,278	478
*	Constellium SE	11,812	294
	Newmont Corp. (XNYS)	2,118	275
	Sylvamo Corp.	5,475	254
	Sensient Technologies Corp.	1,328	135
	Ryerson Holding Corp.	3,663	96
	Caledonia Mining Corp. plc	3,013	96
			6,516
Consumer Discretionary (20.7%)
	Walmart Inc.	55,389	7,087
	Costco Wholesale Corp.	6,231	6,298
*	Netflix Inc.	59,282	5,705
*	Airbnb Inc. Class A	41,510	5,608
	TJX Cos. Inc.	32,948	5,326
	NIKE Inc. Class B	75,773	4,712
*	Ulta Beauty Inc.	3,712	2,542
	Target Corp.	18,130	2,063
	Williams-Sonoma Inc.	9,188	1,890
*	Deckers Outdoor Corp.	15,684	1,839
	Ralph Lauren Corp.	5,006	1,815
*	Abercrombie & Fitch Co. Class A	17,330	1,695
*	BJ's Wholesale Club Holdings Inc.	16,409	1,621
	Rollins Inc.	26,435	1,610
	Macy's Inc.	77,422	1,531
*	Grand Canyon Education Inc.	9,421	1,499
*	Mattel Inc.	87,795	1,488
	Best Buy Co. Inc.	23,229	1,439
*	DraftKings Inc. Class A	59,058	1,408
	Expedia Group Inc.	6,304	1,360
*	SharkNinja Inc.	10,790	1,326
	New York Times Co. Class A	15,863	1,266
*	Chewy Inc. Class A	44,439	1,219
*	Lululemon Athletica Inc.	6,361	1,178
*	Take-Two Interactive Software Inc.	5,362	1,134
	eBay Inc.	11,962	1,087
	Pool Corp.	4,783	1,087
*	Coupang Inc.	56,849	1,085
*	Rush Street Interactive Inc.	50,886	1,005
	Rush Enterprises Inc. Class A	12,798	908
*	Arhaus Inc.	107,311	885
	Dick's Sporting Goods Inc.	4,253	866
	Genuine Parts Co.	6,838	815
	Interface Inc.	25,793	812
*	Live Nation Entertainment Inc.	4,897	794
*	SiteOne Landscape Supply Inc.	5,350	764
	John Wiley & Sons Inc. Class A	23,371	725
	LCI Industries	5,326	709
*	Spotify Technology SA	1,355	698
*	Universal Technical Institute Inc.	19,218	696
*	NVR Inc.	86	647
*	Five Below Inc.	2,754	616
	Carter's Inc.	16,164	542
*	American Public Education Inc.	11,698	536
*	Revolve Group Inc.	20,490	516
	Interparfums Inc.	5,102	514

		Shares	Market Value ($000)
	Haverty Furniture Cos. Inc.	21,065	502
	Buckle Inc.	9,158	490
*	Sonos Inc.	31,456	484
	Perdoceo Education Corp.	14,443	482
	Monarch Casino & Resort Inc.	4,814	463
	PriceSmart Inc.	2,694	417
*	Zumiez Inc.	15,535	407
	La-Z-Boy Inc.	11,001	393
*	Liquidity Services Inc.	12,408	392
	G-III Apparel Group Ltd.	12,753	390
	HNI Corp.	8,646	389
	Columbia Sportswear Co.	6,111	379
*	XPEL Inc.	8,594	366
	Ethan Allen Interiors Inc.	15,457	352
*	Helen of Troy Ltd.	18,795	332
*	National Vision Holdings Inc.	11,768	317
*	Strattec Security Corp.	3,562	313
*	Stitch Fix Inc. Class A	90,671	302
	Matthews International Corp. Class A	10,926	289
	Gap Inc.	9,908	278
	Ross Stores Inc.	1,285	264
	MillerKnoll Inc.	13,080	263
*	Corsair Gaming Inc.	46,776	257
	Sturm Ruger & Co. Inc.	6,489	243
	BorgWarner Inc. (XNYS)	4,138	238
*	Central Garden & Pet Co. Class A	6,615	228
*	Coursera Inc.	35,058	225
	CuriosityStream Inc.	66,322	224
	Global Industrial Co.	6,731	222
	American Eagle Outfitters Inc.	7,497	184
*	Covista Inc.	1,826	179
	Super Group SGHC Ltd.	15,372	164
*	MasterCraft Boat Holdings Inc.	7,308	159
*	Stride Inc.	1,632	138
*	Funko Inc. Class A	25,227	126
*	Genesco Inc.	3,843	105
*	Turtle Beach Corp.	7,654	96
*	ThredUP Inc. Class A	19,231	94
*	Gentherm Inc.	2,807	92
*	Coty Inc. Class A	36,010	90
*	Allegiant Travel Co.	813	83
*	Thryv Holdings Inc.	24,968	58
			92,435
Consumer Staples (5.4%)
	PepsiCo Inc.	45,056	7,648
	Procter & Gamble Co.	28,116	4,701
	Coca-Cola Consolidated Inc.	11,365	2,300
	Kimberly-Clark Corp.	19,871	2,215
	Hershey Co.	9,189	2,171
*	US Foods Holding Corp.	14,836	1,433
	WD-40 Co.	2,709	645
*	Boston Beer Co. Inc. Class A	2,735	620
	Ingles Markets Inc. Class A	4,565	389
	Nu Skin Enterprises Inc. Class A	44,501	377
*	National Beverage Corp.	9,660	351
*	Vita Coco Co. Inc.	4,533	263
*	Celsius Holdings Inc.	4,427	237
*	United Natural Foods Inc.	6,095	233
	J & J Snack Foods Corp.	2,591	226
	Oil-Dri Corp. of America	2,646	180
*	Guardian Pharmacy Services Inc. Class A	5,257	176
*	Zevia PBC Class A	23,826	32
			24,197
Energy (1.8%)
	Weatherford International plc	20,933	2,207
	TechnipFMC plc	24,954	1,655
	EOG Resources Inc.	7,831	972
	Patterson-UTI Energy Inc.	99,356	845
*	Oceaneering International Inc.	23,597	838

		Shares	Market Value ($000)
*	ProPetro Holding Corp.	58,060	704
	Magnolia Oil & Gas Corp. Class A	16,351	455
	Cactus Inc. Class A	3,887	210
*	Talos Energy Inc.	15,996	196
	Flowco Holdings Inc. Class A	5,317	120
*	TETRA Technologies Inc.	6,862	59
			8,261
Financials (14.8%)
	Bank of New York Mellon Corp.	37,785	4,500
	State Street Corp.	22,556	2,901
	Ameriprise Financial Inc.	6,067	2,852
	Northern Trust Corp.	18,702	2,676
	Allstate Corp.	12,432	2,667
	Globe Life Inc.	13,964	2,028
	RenaissanceRe Holdings Ltd.	6,525	1,974
	Travelers Cos. Inc.	5,908	1,823
	First Citizens BancShares Inc. Class A	842	1,598
	Primerica Inc.	6,083	1,543
	Willis Towers Watson plc	4,620	1,410
	WSFS Financial Corp.	22,141	1,406
	Hartford Insurance Group Inc.	9,561	1,346
	Wells Fargo & Co.	14,675	1,195
	Popular Inc.	8,208	1,111
	Cboe Global Markets Inc.	3,672	1,101
	Pathward Financial Inc.	11,762	1,068
	SEI Investments Co.	12,607	1,025
	OFG Bancorp	25,298	1,014
	Bank of NT Butterfield & Son Ltd.	19,525	991
	Amalgamated Financial Corp.	24,823	955
	MarketAxess Holdings Inc.	4,153	797
	Metropolitan Bank Holding Corp.	9,406	792
	Banc of California Inc.	41,340	764
	Northeast Bank	6,886	764
	Bread Financial Holdings Inc.	10,338	733
	CNO Financial Group Inc.	17,238	721
	City Holding Co.	5,956	715
	Westamerica BanCorp	13,981	708
	SLM Corp.	37,311	699
*	SiriusPoint Ltd.	32,467	686
	Universal Insurance Holdings Inc.	19,085	671
	BOK Financial Corp.	5,329	670
	First BanCorp (XNYS)	31,370	663
	Central Pacific Financial Corp.	20,721	660
*	NMI Holdings Inc.	16,581	652
	Enterprise Financial Services Corp.	11,404	651
	Broadridge Financial Solutions Inc.	3,482	647
	First Horizon Corp.	25,958	618
	Bank of Hawaii Corp.	7,904	599
	Fulton Financial Corp.	28,696	587
	WaFd Inc.	18,501	576
	Independent Bank Corp.	16,558	575
	Unum Group	7,931	569
	Cathay General Bancorp	10,620	528
*	Axos Financial Inc.	6,031	524
	First Hawaiian Inc.	20,948	519
	Kemper Corp.	16,004	517
	Axis Capital Holdings Ltd.	4,810	509
*	Bancorp Inc.	9,641	506
	AMERISAFE Inc.	15,258	496
*	Texas Capital Bancshares Inc.	4,858	463
	Preferred Bank	5,260	461
	Trustmark Corp.	10,610	452
	CVB Financial Corp.	22,764	438
	Hanmi Financial Corp.	16,514	431
	Amerant Bancorp Inc.	19,831	423
	Provident Financial Services Inc.	18,903	398
	Banner Corp.	6,729	396
	East West Bancorp Inc.	3,602	394
	Raymond James Financial Inc.	2,486	381

		Shares	Market Value ($000)
	Community Financial System Inc.	6,229	377
	Enact Holdings Inc.	8,294	347
	Artisan Partners Asset Management Inc. Class A	8,091	326
	Mercury General Corp.	3,581	324
	Employers Holdings Inc.	7,800	323
	MGIC Investment Corp.	11,948	317
	TriCo Bancshares	6,308	301
	Univest Financial Corp.	8,274	278
	Great Southern Bancorp Inc.	4,008	247
	Merchants Bancorp	5,573	236
	Southern Missouri Bancorp Inc.	3,717	230
	Northrim BanCorp Inc.	9,635	226
*	Heritage Insurance Holdings Inc.	8,036	224
	Tiptree Inc.	12,048	205
	Midland States Bancorp Inc.	9,135	202
	American International Group Inc.	2,406	194
	Lakeland Financial Corp.	3,185	185
	Southside Bancshares Inc.	5,835	183
	M&T Bank Corp.	683	148
	Investors Title Co.	611	141
	Assured Guaranty Ltd.	1,277	110
	Orrstown Financial Services Inc.	2,772	100
	American Coastal Insurance Corp.	8,061	92
	Interactive Brokers Group Inc. Class A	1,210	86
*	Palomar Holdings Inc.	691	85
			66,024
Health Care (10.6%)
	Gilead Sciences Inc.	49,826	7,422
	Merck & Co. Inc.	57,823	7,160
	Eli Lilly & Co.	5,690	5,986
*	IDEXX Laboratories Inc.	3,667	2,408
*	Illumina Inc.	16,165	2,174
*	Incyte Corp.	20,163	2,042
*	Alkermes plc	60,830	1,831
*	Dexcom Inc.	22,483	1,651
	Chemed Corp.	3,619	1,484
	Zoetis Inc.	7,913	1,037
*	Medpace Holdings Inc.	2,287	1,033
*	Lantheus Holdings Inc.	12,370	927
*	Corcept Therapeutics Inc.	23,782	849
*	Waters Corp.	2,452	783
*	Align Technology Inc.	4,009	762
*	CorVel Corp.	14,006	722
	Bio-Techne Corp.	11,921	703
*	Tactile Systems Technology Inc.	23,843	698
*	Insulet Corp.	2,640	651
*	AMN Healthcare Services Inc.	30,382	592
*	Exelixis Inc.	12,765	562
	HealthStream Inc.	25,873	549
*	Innoviva Inc.	18,852	433
*	Avanos Medical Inc.	25,257	356
	SIGA Technologies Inc.	54,720	354
	DENTSPLY SIRONA Inc.	23,112	339
*	Myriad Genetics Inc.	72,780	335
*	Harmony Biosciences Holdings Inc.	11,539	329
*	Madrigal Pharmaceuticals Inc.	756	327
*	Catalyst Pharmaceuticals Inc.	13,508	312
*	MiMedx Group Inc.	54,779	268
*	Orthofix Medical Inc.	18,098	245
*	Pediatrix Medical Group Inc.	12,035	239
*	ACADIA Pharmaceuticals Inc.	9,550	235
*	Niagen Bioscience Inc.	41,069	207
*	QuidelOrtho Corp.	8,879	202
*	Aurinia Pharmaceuticals Inc.	13,599	193
*	Pacira BioSciences Inc.	7,883	173
*	Healthcare Services Group Inc.	7,749	169
*	Enovis Corp.	6,540	167
*	10X Genomics Inc. Class A	6,061	140
*	Varex Imaging Corp.	8,072	106

		Shares	Market Value ($000)
	iRadimed Corp.	989	102
*	AdaptHealth Corp.	9,828	90
			47,347
Industrials (22.3%)
	Trane Technologies plc	13,366	6,179
	Cintas Corp.	28,824	5,797
	Visa Inc. Class A (XNYS)	17,452	5,587
	American Express Co.	16,403	5,067
	PayPal Holdings Inc. (XNGS)	97,923	4,525
	Accenture plc Class A	18,770	3,918
	FedEx Corp.	9,843	3,809
	3M Co.	19,117	3,160
	CH Robinson Worldwide Inc.	13,710	2,540
	Landstar System Inc.	14,397	2,346
	Toro Co.	23,626	2,336
	Honeywell International Inc.	9,439	2,299
	Donaldson Co. Inc.	23,887	2,216
	Comfort Systems USA Inc.	1,494	2,135
	WW Grainger Inc.	1,634	1,870
	Valmont Industries Inc.	3,887	1,788
	RPM International Inc.	14,704	1,678
	MSC Industrial Direct Co. Inc. Class A	17,131	1,607
	A O Smith Corp.	19,068	1,487
	Carlisle Cos. Inc.	3,663	1,446
	Veralto Corp.	14,742	1,436
	PPG Industries Inc.	10,772	1,328
	Applied Industrial Technologies Inc.	4,543	1,284
	Ferguson Enterprises Inc.	4,917	1,282
	Lincoln Electric Holdings Inc.	4,427	1,271
*	Builders FirstSource Inc.	11,591	1,209
	Rockwell Automation Inc.	2,928	1,193
	Owens Corning	9,754	1,191
	EMCOR Group Inc.	1,531	1,109
	Synchrony Financial	15,568	1,076
*	ExlService Holdings Inc.	32,315	1,010
	Robert Half Inc.	39,925	975
	Equifax Inc.	4,335	906
	Genpact Ltd.	22,449	892
	Allison Transmission Holdings Inc.	7,090	888
*	Proto Labs Inc.	12,864	799
*	Generac Holdings Inc.	3,525	794
	Fortune Brands Innovations Inc.	14,570	792
	Armstrong World Industries Inc.	4,394	762
	Jack Henry & Associates Inc.	4,600	747
	Watsco Inc.	1,674	699
	Lennox International Inc.	1,210	690
	AGCO Corp.	4,814	657
	JB Hunt Transport Services Inc.	2,702	631
	Jacobs Solutions Inc.	4,257	587
	Enerpac Tool Group Corp.	13,654	557
	ICF International Inc.	6,636	552
	Teekay Corp. Ltd.	42,366	549
	Caterpillar Inc. (XNYS)	730	542
*	Blue Bird Corp.	9,004	525
*	Legalzoom.com Inc.	73,245	515
*	Core & Main Inc. Class A	9,241	500
	Mesa Laboratories Inc.	5,153	498
	Kforce Inc.	18,370	496
	Atkore Inc.	7,402	479
*	Payoneer Global Inc.	106,391	460
	Cummins Inc.	718	419
*	Donnelley Financial Solutions Inc.	8,377	417
*	Marqeta Inc. Class A	108,213	415
	Barrett Business Services Inc.	14,248	396
	Napco Security Technologies Inc.	7,946	370
	CRA International Inc.	2,032	351
	Simpson Manufacturing Co. Inc.	1,701	329
	TriNet Group Inc.	8,536	325
	Brunswick Corp.	4,011	319

		Shares	Market Value ($000)
*	Huron Consulting Group Inc.	2,232	316
	Gorman-Rupp Co.	4,906	315
	Insperity Inc.	13,849	307
	Kelly Services Inc. Class A	28,908	281
	Kennametal Inc.	6,944	280
*	Astronics Corp.	3,458	279
	Crane Co.	1,330	267
	Cass Information Systems Inc.	5,985	266
	Myers Industries Inc.	11,403	255
*	StoneCo. Ltd. Class A	13,860	233
*	Energy Recovery Inc.	20,979	219
	Apogee Enterprises Inc.	4,914	196
	Hyster-Yale Inc.	5,159	190
*	Aspen Aerogels Inc.	53,148	166
*	IBEX Holdings Ltd.	5,626	163
*	Janus International Group Inc.	22,365	156
	Cognex Corp.	2,771	151
	Expeditors International of Washington Inc.	802	116
	Watts Water Technologies Inc. Class A	322	106
*	Cross Country Healthcare Inc.	11,384	99
	Acuity Inc.	306	92
*	Upwork Inc.	6,880	92
	Maximus Inc.	1,211	91
*	Willdan Group Inc.	369	33
			99,681
Real Estate (0.1%)
*	Zillow Group Inc. Class A	11,016	493
Technology (21.0%)
	Lam Research Corp.	36,284	8,486
	KLA Corp.	5,275	8,042
	Apple Inc.	25,815	6,820
*	Fortinet Inc.	85,248	6,737
*	Adobe Inc.	24,696	6,480
*	Autodesk Inc.	24,529	6,031
	QUALCOMM Inc.	37,625	5,356
*	Cadence Design Systems Inc.	14,194	4,278
	Intuit Inc.	9,115	3,728
	NVIDIA Corp.	12,742	2,258
	Pegasystems Inc.	37,902	1,657
	NetApp Inc. (XNGS)	15,902	1,575
*	HubSpot Inc.	4,984	1,318
*	Commvault Systems Inc.	14,923	1,270
*	Kyndryl Holdings Inc.	100,717	1,242
*	Docusign Inc.	27,439	1,237
*	Procore Technologies Inc.	22,463	1,236
*	Cirrus Logic Inc.	8,439	1,191
*	Gartner Inc.	7,481	1,176
	Paycom Software Inc.	9,104	1,146
*	Q2 Holdings Inc.	23,131	1,113
*	Gitlab Inc. Class A	41,820	1,100
*	Appfolio Inc. Class A	6,095	1,083
*	Elastic NV	19,975	1,040
	Vertiv Holdings Co. Class A	3,698	943
*	Qualys Inc.	9,841	910
	Cognizant Technology Solutions Corp. Class A	13,419	865
	Western Digital Corp.	3,005	840
*	Freshworks Inc. Class A	107,157	838
*	Teradata Corp.	25,257	795
*	Maplebear Inc.	21,205	795
*	Manhattan Associates Inc.	5,736	777
*	LiveRamp Holdings Inc.	28,385	771
*	Pure Storage Inc. Class A	11,941	767
	A10 Networks Inc.	33,028	636
*	PTC Inc.	3,906	612
*	Daktronics Inc.	23,242	599
	Clear Secure Inc. Class A	12,033	585
*	Cargurus Inc.	18,528	569
*	Rambus Inc.	5,338	532

		Shares	Market Value ($000)
*	Vertex Inc. Class A	36,073	522
*	Viant Technology Inc. Class A	49,701	503
*	DXC Technology Co.	39,170	493
	OneSpan Inc.	39,642	438
	Leidos Holdings Inc.	2,373	416
	Adeia Inc.	19,527	404
	CDW Corp.	2,789	342
*	Mitek Systems Inc.	23,291	340
*	F5 Inc.	1,213	329
*	Cerence Inc.	40,901	324
*	NerdWallet Inc. Class A	24,012	261
	Hackett Group Inc.	18,670	255
*	EverQuote Inc. Class A	16,054	254
*	Angi Inc.	32,490	253
*	Agilysys Inc.	3,356	242
*	ON Semiconductor Corp.	2,956	197
*	Yext Inc.	34,335	195
*	Yelp Inc.	7,589	169
*	Red Violet Inc.	3,591	156
	Climb Global Solutions Inc.	1,008	95
			93,622
Telecommunications (1.4%)
*	Arista Networks Inc.	18,682	2,494
*	Roku Inc.	9,505	935
*	BK Technologies Corp.	7,582	660
	IDT Corp. Class B	10,911	556
*	Extreme Networks Inc.	38,520	538
*	Harmonic Inc.	48,882	520
*	Calix Inc.	8,214	425
*	Xperi Inc.	24,444	150
	Spok Holdings Inc.	8,379	102
			6,380
Total Common Stocks (Cost $394,909)			444,956
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 3.693% (Cost $758)	7,584	758
Total Investments (99.8%) (Cost $395,667)			445,714
Other Assets and Liabilities—Net (0.2%)			816
Net Assets (100%)			446,530
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	March 2026	36	1,240	5
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.